FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 March 28, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: Federated U.S. Government Securities Fund:  2-5 Years  (the "Trust)
         1933 Act File No. 2-75769
         1940 ACT FILE NO. 811-3387

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated March 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on March 26, 2001.

     If you have any questions regarding this  certification,  please call me at
(412) 288-8745.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary